UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2012




[LOGO OF USAA]
    USAA(R)




PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INTERNATIONAL FUND
FEBRUARY 29, 2012

                                                                      (Form N-Q)

48476-0412                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA INTERNATIONAL FUND
February 29, 2012 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (98.8%)

             COMMON STOCKS (98.0%)

             CONSUMER DISCRETIONARY (12.6%)
             ------------------------------
             ADVERTISING (2.0%)
 3,415,639   WPP plc(a)                                                                            $   43,726
                                                                                                   ----------
             APPAREL RETAIL (0.6%)
   392,590   Hennes & Mauritz AB "B"(a)                                                                14,100
                                                                                                   ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.5%)
   369,547   Burberry Group plc(a)                                                                      8,285
   187,352   Compagnie Financiere Richemont S.A.(a)                                                    11,481
   340,107   LVMH Moet Hennessy - Louis Vuitton S.A.(a)                                                57,138
                                                                                                   ----------
                                                                                                       76,904
                                                                                                   ----------
             AUTO PARTS & EQUIPMENT (1.7%)
    51,300   Delphi Automotive plc                                                                      1,642
 1,087,400   Denso Corp.(a)                                                                            36,025
                                                                                                   ----------
                                                                                                       37,667
                                                                                                   ----------
             AUTOMOBILE MANUFACTURERS (1.4%)
   804,500   Honda Motor Co. Ltd.(a)                                                                   30,703
                                                                                                   ----------
             DISTRIBUTORS (1.2%)
11,352,800   Li & Fung Ltd.(a)                                                                         25,942
                                                                                                   ----------
             PUBLISHING (0.5%)
   550,503   Wolters Kluwer N.V.(a)                                                                    10,252
                                                                                                   ----------
             RESTAURANTS (1.7%)
 3,702,410   Compass Group plc(a)                                                                      37,115
                                                                                                   ----------
             Total Consumer Discretionary                                                             276,409
                                                                                                   ----------
             CONSUMER STAPLES (17.5%)
             ------------------------
             BREWERS (3.2%)
 1,341,573   Heineken N.V.(a)                                                                          70,738
                                                                                                   ----------
             DISTILLERS & VINTNERS (4.1%)
 1,980,982   Diageo plc(a)                                                                             47,318
   417,056   Pernod Ricard S.A.(a)                                                                     43,102
                                                                                                   ----------
                                                                                                       90,420
                                                                                                   ----------
             FOOD RETAIL (2.0%)
   535,100   Lawson, Inc.(a)                                                                           31,479
 2,308,217   Tesco plc(a)                                                                              11,610
                                                                                                   ----------
                                                                                                       43,089
                                                                                                   ----------
             HOUSEHOLD PRODUCTS (1.4%)
   567,061   Reckitt Benckiser Group plc(a)                                                            31,394
                                                                                                   ----------

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1  | USAA International Fund

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
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (5.1%)
   694,971   DANONE S.A.(a)                                                                        $   47,041
 1,061,095   Nestle S.A.(a)                                                                            64,843
                                                                                                   ----------
                                                                                                      111,884
                                                                                                   ----------
             PERSONAL PRODUCTS (1.7%)
   594,818   Beiersdorf AG(a)                                                                          37,217
                                                                                                   ----------
             Total Consumer Staples                                                                   384,742
                                                                                                   ----------
             ENERGY (5.5%)
             -------------
             INTEGRATED OIL & GAS (2.8%)
   774,266   BG Group plc(a)                                                                           18,672
 1,219,027   Royal Dutch Shell plc "A"(a)                                                              44,288
                                                                                                   ----------
                                                                                                       62,960
                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.7%)
 6,070,000   CNOOC Ltd.(a)                                                                             13,715
     6,372   INPEX Holdings, Inc.(a)                                                                   44,990
                                                                                                   ----------
                                                                                                       58,705
                                                                                                   ----------
             Total Energy                                                                             121,665
                                                                                                   ----------
             FINANCIALS (19.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
 1,135,211   Julius Baer Group Ltd.*(a)                                                                44,457
                                                                                                   ----------
             DIVERSIFIED BANKS (9.8%)
 2,728,416   Banco Santander S.A.(a)                                                                   22,622
 4,269,156   Barclays plc(a)                                                                           16,626
 7,038,266   HSBC Holdings plc(a)                                                                      62,147
   720,020   ICICI Bank Ltd. ADR                                                                       26,137
    98,027   Komercni Banka A.S.(a)                                                                    19,198
 1,766,118   Standard Chartered plc(a)                                                                 45,375
 1,013,240   Westpac Banking Corp.(a)                                                                  22,545
                                                                                                   ----------
                                                                                                      214,650
                                                                                                   ----------
             DIVERSIFIED CAPITAL MARKETS (1.5%)
 2,369,858   UBS AG*(a)                                                                                33,109
                                                                                                   ----------
             LIFE & HEALTH INSURANCE (0.9%)
 5,581,000   AIA Group Ltd.(a)                                                                         21,122
                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
 3,902,649   ING Groep N.V.*(a)                                                                        34,492
                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (1.3%)
 2,113,022   QBE Insurance Group Ltd.(a)                                                               26,327
   151,647   QBE Insurance Group Ltd.*                                                                  1,740
                                                                                                   ----------
                                                                                                       28,067
                                                                                                   ----------
             REINSURANCE (0.7%)
   247,108   Swiss Re Ltd.*(a)                                                                         14,656
                                                                                                   ----------
             SPECIALIZED FINANCE (1.7%)
 3,014,400   BM&F Bovespa S.A. (a)                                                                     20,169
   272,693   Deutsche Boerse AG(a)                                                                     18,081
                                                                                                   ----------
                                                                                                       38,250
                                                                                                   ----------
             Total Financials                                                                         428,803
                                                                                                   ----------
             HEALTH CARE (6.0%)
             ------------------
             HEALTH CARE EQUIPMENT (1.1%)
   128,618   Sonova Holding AG*(a)                                                                     14,351

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
    58,460   Synthes, Inc.*(a),(b)                                                                 $   10,118
                                                                                                   ----------
                                                                                                       24,469
                                                                                                   ----------
             PHARMACEUTICALS (4.9%)
   564,317   Bayer AG(a)                                                                               41,697
   236,931   Merck KGaA(a)                                                                             24,489
   229,830   Roche Holding AG(a)                                                                       39,984
                                                                                                   ----------
                                                                                                      106,170
                                                                                                   ----------
             Total Health Care                                                                        130,639
                                                                                                   ----------
             INDUSTRIALS (10.2%)
             -------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.7%)
   695,223   Legrand S.A.(a)                                                                           25,241
   834,626   Schneider Electric S.A.(a)                                                                56,737
                                                                                                   ----------
                                                                                                       81,978
                                                                                                   ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (1.6%)
 6,248,209   Hays plc(a)                                                                                7,994
   725,405   Randstad Holdings N.V.(a)                                                                 27,393
                                                                                                   ----------
                                                                                                       35,387
                                                                                                   ----------
             INDUSTRIAL CONGLOMERATES (1.1%)
    10,000   Keppel Corp. Ltd.(a)                                                                          88
 1,330,767   Smiths Group plc(a)                                                                       23,038
                                                                                                   ----------
                                                                                                       23,126
                                                                                                   ----------
             INDUSTRIAL MACHINERY (1.5%)
   182,500   FANUC Ltd.(a)                                                                             33,165
                                                                                                   ----------
             RAILROADS (2.3%)
   659,692   Canadian National Railway Co.                                                             50,790
                                                                                                   ----------
             Total Industrials                                                                        224,446
                                                                                                   ----------
             INFORMATION TECHNOLOGY (12.2%)
             ------------------------------
             APPLICATION SOFTWARE (2.6%)
   143,393   Dassault Systemes S.A. ADR(a)                                                             11,911
   668,199   SAP AG(a)                                                                                 45,093
                                                                                                   ----------
                                                                                                       57,004
                                                                                                   ----------
             COMMUNICATIONS EQUIPMENT (0.6%)
   593,650   HTC Corp.(a)                                                                              13,154
                                                                                                   ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
 1,437,583   Amadeus IT Holding S.A. "A"(a)                                                            27,350
                                                                                                   ----------
             ELECTRONIC COMPONENTS (1.3%)
 1,217,900   HOYA Corp.(a)                                                                             28,290
                                                                                                   ----------
             ELECTRONIC MANUFACTURING SERVICES (1.0%)
 6,000,600   Hon Hai Precision Industry Corp. Ltd.(a)                                                  20,780
                                                                                                   ----------
             IT CONSULTING & OTHER SERVICES (0.7%)
   281,020   Infosys Technologies Ltd. ADR                                                             16,209
                                                                                                   ----------
             OFFICE ELECTRONICS (1.5%)
   729,000   Canon, Inc.(a)                                                                            33,022
                                                                                                   ----------
             SEMICONDUCTORS (3.3%)
    36,313   Samsung Electronics Co. Ltd.(a)                                                           38,985
 2,351,633   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                           34,146
                                                                                                   ----------
                                                                                                       73,131
                                                                                                   ----------
             Total Information Technology                                                             268,940
                                                                                                   ----------

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3  | USAA International Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             MATERIALS (11.6%)
             -----------------
             DIVERSIFIED CHEMICALS (1.7%)
   641,033   AkzoNobel N.V.(a)                                                                     $   36,290
                                                                                                   ----------
             DIVERSIFIED METALS & MINING (1.4%)
   548,710   Rio Tinto plc(a)                                                                          31,241
                                                                                                   ----------
             INDUSTRIAL GASES (5.8%)
   347,659   Air Liquide S.A.(a)                                                                       45,170
   499,458   Linde AG(a)                                                                               82,960
                                                                                                   ----------
                                                                                                      128,130
                                                                                                   ----------
             SPECIALTY CHEMICALS (2.7%)
     7,944   Givaudan S.A.*(a)                                                                          7,497
   954,000   Shin-Etsu Chemical Co. Ltd.(a)                                                            51,191
                                                                                                   ----------
                                                                                                       58,688
                                                                                                   ----------
             Total Materials                                                                          254,349
                                                                                                   ----------
             TELECOMMUNICATION SERVICES (2.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
10,118,000   China Unicom Hong Kong Ltd.(a)                                                            18,040
 3,812,650   Singapore Telecommunications Ltd.(a)                                                       9,639
                                                                                                   ----------
                                                                                                       27,679
                                                                                                   ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   826,223   MTN Group Ltd.(a)                                                                         14,806
     5,933   NTT DOCOMO, Inc.(a)                                                                       10,108
                                                                                                   ----------
                                                                                                       24,914
                                                                                                   ----------
             Total Telecommunication Services                                                          52,593
                                                                                                   ----------
             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
   221,669   Red Electrica de Espana(a)                                                                11,199
                                                                                                   ----------
             Total Utilities                                                                           11,199
                                                                                                   ----------
             Total COMMON STOCKS (cost: $1,792,659)                                                 2,153,785
                                                                                                   ----------
             PREFERRED SECURITIES (0.8%)

             TELECOMMUNICATION SERVICES (0.8%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   613,770   TIM Participacoes S.A. ADR                                                                18,444
                                                                                                   ----------
             Total Telecommunication Services                                                          18,444
                                                                                                   ----------
             Total Preferred Securities (cost: $14,860)                                                18,444
                                                                                                   ----------
             Total Equity Securities
             (cost: $1,807,519)                                                                     2,172,229
                                                                                                   ----------
             MONEY MARKET INSTRUMENTS (1.1%)

             MONEY MARKET FUNDS (1.1%)
24,815,178   State Street Institutional Liquid Reserve Fund, 0.22% (c)                                 24,815
                                                                                                   ----------
             Total Money Market Instruments
             (cost: $24,815)                                                                           24,815
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $1,832,334)                                                  $2,197,044
                                                                                                   ==========

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                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------
                                                   (LEVEL 1)        (LEVEL 2)          (LEVEL 3)
                                                 QUOTED PRICES        OTHER           SIGNIFICANT
                                                   IN ACTIVE       SIGNIFICANT       UNOBSERVABLE
                                                    MARKETS         OBSERVABLE          INPUTS
                                                 FOR IDENTICAL        INPUTS
ASSETS                                              ASSETS                                              TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                  $     150,833     $ 2,002,952       $         --  $2,153,785
  Preferred Securities                                  18,444              --                 --      18,444
Money Market Instruments:
  Money Market Funds                                    24,815              --                 --      24,815
-------------------------------------------------------------------------------------------------------------
TOTAL                                            $     194,092     $ 2,002,952       $         --  $2,197,044
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through February 29, 2012, common stocks with a fair value of $1,925,896,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA International Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices

================================================================================

6  | USAA International Fund

================================================================================

and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

7  | USAA International Fund

================================================================================

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of February 29, 2012.

E. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

F. As of February 29, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2012, were $441,632,000 and $76,922,000, respectively, resulting in net unrealized appreciation of $364,710,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,198,178,000 at February 29, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at February 29, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Rate represents the money market fund annualized seven-day yield at February 29, 2012.
*        Non-income-producing security.

================================================================================

9  | USAA International Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2012

By:*     /S/ ADYM RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym Rygmyr, Secretary

Date:      04/24/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      04/25/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      04/25/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.